Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 161,008	$ 126,146
Restricted cash – current (notes 7 and 10)	21,386	10,145
Accounts receivable, including non-trade of $18,813 (2016 – $19,325)	22,079	25,224
Prepaid expenses	4,345	3,724
Vessels held for sale (notes 14b and 14c)	17,000	20,580
Current portion of derivative assets (note 10)	1,759	531
Current portion of net investments in direct financing leases (notes 3b and 5)	9,683	150,342
Advances to affiliates (notes 9b and 10)	9,245	9,739
Total current assets	246,505	346,431
Restricted cash – long-term (notes 7, 10 and 11c)	71,626	106,882
Vessels and equipment
At cost, less accumulated depreciation of $664,461 (2016 – $668,969)	1,316,234	1,374,128
Vessels under capital leases, at cost, less accumulated depreciation of $18,331 (2016 – $69,072) (note 5)	643,973	484,253
Advances on newbuilding contracts (note 9d)	492,800	357,602
Total vessels and equipment	2,453,007	2,215,983
Investments in and advances to equity-accounted joint ventures (notes 6 and 9a)	1,114,709	1,037,726
Net investments in direct financing leases (notes 3b and 5)	624,122	492,666
Other assets	1,440	5,529
Derivative assets (note 10)	9,324	4,692
Intangible assets – net	63,293	69,934
Goodwill – liquefied gas segment	35,631	35,631
Total assets	4,619,657	4,315,474
Current
Accounts payable	2,240	5,562
Accrued liabilities (note 10)	38,056	35,881
Unearned revenue	20,283	16,998
Current portion of long-term debt (note 7)	516,232	188,511
Current obligations under capital lease (note 5)	108,592	40,353
Current portion of in-process contracts	9,050	15,833
Current portion of derivative liabilities (note 10)	69,964	56,800
Advances from affiliates (note 9b)	9,864	15,492
Total current liabilities	774,281	375,430
Long-term debt (note 7)	1,380,175	1,602,715
Long-term obligations under capital lease (note 5)	595,674	352,486
Long-term unearned revenue	9,358	10,332
Other long-term liabilities (note 5)	58,432	60,573
In-process contracts	2,418	8,233
Derivative liabilities (note 10)	59,312	128,293
Total liabilities	2,879,650	2,538,062
Commitments and contingencies (notes 5, 7, 10, and 11)
Equity
Limited Partners - preferred units (5.0 million units issued and outstanding at September 30, 2017 and December 31, 2016)	1,516,634	1,563,852
Limited Partners - preferred units (5.0 million units issued and outstanding at September 30, 2017 and December 31, 2016)	123,520	123,426
General Partner	49,690	50,653
Accumulated other comprehensive income	1,747	575
Partners' equity	1,691,591	1,738,506
Non-controlling interest	48,416	38,906
Total equity	1,740,007	1,777,412
Total liabilities and total equity	$ 4,619,657	$ 4,315,474